Exchange rates	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Exchange rates
1. Exchange rates
The results of operations have been translated into US dollars at the average rates of exchange for the year. In the case of sterling, the translation rate is $1=£0.73 (2020: $1=£0.78, 2019: $1=£0.78). In the case of the euro, the translation rate is $1=
€
0.85 (2020: $1=
€
0.88, 2019: $1=
€
0.89).
Assets and liabilities have been translated into US dollars at the rates of exchange on the last day of the year. In the case of sterling, the translation rate is $1=£0.74 (2020: $1=£0.73, 2019: $1=£0.76). In the case of the euro, the translation rate is $1=
€
0.88 (2020: $1=
€
0.81, 2019: $1=
€
0.89).